Provision for credit losses	6 Months Ended
Jun. 30, 2022
Provision for credit losses
9 Provision for credit losses
in	2Q22	1Q22	2Q21	6M22	6M21
Provision for credit losses (CHF million)
Loans held at amortized cost	73	41	(28)	114	(52)
Other financial assets held at amortized cost [1]	2	(148)	56	(146)	4,490
Off-balance sheet credit exposures	(11)	(3)	(53)	(14)	(69)
Provision for credit losses	64	(110)	(25)	(46)	4,369
1
Primarily reflects a provision/(release of provision) for credit losses of CHF 0 million, CHF (155) million, CHF 70 million, CHF (155) million and CHF 4,500 million in 2Q22, 1Q22, 2Q21, 6M22 and 6M21, respectively, related to Archegos.

Bank
Provision for credit losses
9 Provision for credit losses
in	6M22	6M21
Provision for credit losses (CHF million)
Loans held at amortized cost	114	(52)
Other financial assets held at amortized cost [1]	(147)	4,494
Off-balance sheet credit exposures	(14)	(69)
Provision for credit losses	(47)	4,373
1 Primarily reflects a provision/(release of provision) for credit losses of CHF (155) million and CHF 4,500 million in 6M22 and 6M21, respectively, related to Archegos.